Trade and other payables - Additional information (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables
Dividends payable	$ 629,458	$ 668,383
Ecopetrol S.A.
Trade and other payables
Dividends payable	3,960	3,947
Interconexion Electrica S.A. E.S.P.
Trade and other payables
Dividends payable	609,535	636,081
Oleoducto de Colombia S.A.
Trade and other payables
Dividends payable	14,110	26,608
Inversiones de Gases de Colombia S.A.
Trade and other payables
Dividends payable	$ 1,853	$ 1,747